RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9 - RELATED PARTY TRANSACTIONS

The following individuals and entities have been identified as related parties based on their affiliation with our Chairman of the Board:

Ali Kharazmi	Chairman of the Board and greater than 10% shareholder

Mohammad Saeed Kharazmi	Board Member and greater than 10% shareholder

Genetics Institute of Anti-Aging	Company with common ownership and management
Applied M.A.K. Enterprises, Inc. (“MAK”)	Company with common ownership and management
Advanced Surgical Partners, LLC (“AdvSP”)	Company with common ownership and management
Center for Weight Management & Plastic Surgery (“CWM”)	Company with common ownership and management
Center for Regenerative Science, LLC	Company with common ownership and management

The following amounts were owed to related parties, affiliated with the CEO and Chairman of the Board, at the dates indicated:

September 30, 2016
AdvSP	$226,188
CWM	34,000
Ali Kharazmi	91,175
Applied M.A.K.	-
Mohammad Saeed Kharazmi	30,698
Accounts payable - related parties	$382,061

The amount owed to AdvSP relates to legal and administrative services provided by AdvSP employees to the Company. The Company temporarily advanced $95,000 to AdvSP prior to December 31, 2015 and was repaid in full prior to January 5, 2016. The amount owed to CWM relates to medical procedures provided to NuGene consultants as compensation for advertising and marketing services provided to NuGene. The amount owed to Ali and Saeed Kharazmi and all amounts outstanding represent advances that bore no interest and were due on demand or expense reimbursements incurred in the ordinary course of business.

Subsequent to September 30, 2016, the amounts owed to the related parties totaling $382,061 were sold to two unrelated investors (See Note 11).

Subsequent to September 30, 2016, the amounts owed to the related parties totaling $382,061 were sold to two unrelated investors. The Company issued a note to each investor in the amount of $191,030. The notes have an interest rate of 5% per annum and mature on the earlier of: (i) May 7, 2017; or (ii) the date the Company raises a total of $2 million, subsequent to the issuance of these notes. The notes have a conversion feature under which the note holder can convert at any time at a conversion price of $0.40 per share.

NOTE 8 – RELATED PARTY TRANSACTIONS

The following individuals and entities have been identified as related parties based on their affiliation with our CEO and Chairman of the Board:

Ali Kharazmi	Chief Executive Officer, President, Board Member and greater than 10% shareholder
Saeed Kharazmi	Chairman of the Board, Acting Chief Financial Officer and greater than 10% shareholder
Genetics Institute of Anti-Aging	Company with common ownership and management
Applied M.A.K. Enterprises, Inc. (“MAK”)	Company with common ownership and management
Advanced Surgical Partners, LLC (“AdvSP”)	Company with common ownership and management
Center for Weight Management & Plastic Surgery (“CWM”)	Company with common ownership and management
Center for Regenerative Science, LLC	Company with common ownership and management

The following amounts were owed to related parties, affiliated with the CEO and Chairman of the Board, at the dates indicated:

	December 31, 2015	December 31, 2014
AdvSP	$70,890	$45,000
MAK	-	40,084
CWM	34,000	-
Ali Kharazmi	25,641	37,000
Saeed Kharazmi	2,405	-
Less amounts advanced to AdvSP and repaid in January 2016	(95,000)	-
Accounts payable - related parties	$37,936	$122,084

The amount owed to AdvSP at December 31, 2015 of $70,890 relates to legal and administrative services provided by AdvSP employees to our Company. Our Company temporarily advanced $95,000 to AdvSP prior to December 31, 2015 and was repaid in full prior to January 5, 2016. Prior to December 31, 2014, all managerial, legal and administrative services were provided to our Company by related parties, free of charge. The amount owed to CWM relates to medical procedures provided to NuGene consultants as compensation for advertising and marketing services provided to NuGene. The amount owed to Ali Kharazmi and all amounts outstanding at December 31, 2015 and December 31, 2014 represent advances that bore no interest and were due on demand or expense reimbursements incurred in the ordinary course of business. The amounts owed to Saeed Kharazmi at December 31, 2015 related to expense reimbursements incurred in the ordinary course of business.

For the year ended December 31, 2014, our Company recognized revenues from AdvSP in the amount of approximately $481,000. We had no revenues from AdvSP during the year ended December 31, 2015. Beginning on December 1, 2014, our Company sublet office space from AdvSP. Prior to December 1, 2014, our Company utilized corporate office space at AdvSP, free of charge. Messrs. Ali and Saeed Kharazmi, our CEO and our Acting CFO, respectively, have been foregoing salaries since NuGene, Inc. was incorporated in 2006.

NOTE 9 – RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial and operating decisions.

A related party transaction is considered to be a transfer of resources or obligations between related parties, regardless of whether or not a price is charged.

The following entities have been identified as related parties:

Ali Kharazmi	Chief Executive Officer, President, Board Member and greater than 10% shareholder
Mohammed Kharazmi	Chairman of the Board, Acting Chief Financial Officer and greater than 10% shareholder
H&K Global Enterprises, Inc	Company with common ownership and management
Genetics Institute of Anti Aging	Company with common ownership and management
Applied M.A.K. Enterprises, Inc (“MAK”)	Company with common ownership and management
Advanced Surgical Partners, LLC (“ASP”)	Company with common ownership and management
Center for Weight Management	Company with common ownership and management
Center for Regenerative Science, Inc	Company with common ownership and management

The following material related party transactions have taken place during the year:

	December 31,
	2014	2013
ASP	$45,000	$-
MAK	40,084	-
Ali Kharazmi	37,000	-
Accounts payable - Related Parties	$122,084	$-

From time to time, the Company is loaned funds from its various related parties for working capital purposes. These advances bear no interest and are due on demand. The total amounts loaned by ASP and MAK and $25,000 of the amount loaned by Ali Kharazmi have been paid back as of March 28, 2015.

	Year ended December 31,
	2014	2013
ASP	$481,000	$135,000
Related Party Sales included in Total Sales	$481,000	$135,000

As discussed previously, revenues generated from ASP resulted from NuGene providing Plasma Rich Platelet and Stem Cell injections for orthopedic and plastic surgery procedures to ASP. We provided these services to ASP as we transitioned into the cosmeceutical side of NuGene and expect to minimize these services to ASP in early 2015. The transactions are on terms no more favorable than between two parties at an arm’s length.

The Company subleases office space from ASP as discussed further in Note 10.

The Company does not have employment contracts with its two key employees, the controlling shareholders, who are officers and directors of the Company.